Significant events for the year ended December 31, 2024 and the three months ended March 31, 2025 and subsequent events - For the three months ended March 31, 2025 (Details)	1 Months Ended			2 Months Ended	3 Months Ended	8 Months Ended	100 Months Ended
	Mar. 31, 2025 shares	Feb. 28, 2025 shares	Jan. 31, 2025 shares	Mar. 31, 2025 shares plan	Mar. 31, 2025 shares	Sep. 30, 2024 plan	Mar. 31, 2025 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of free shares plans issued | plan				5		7
Total BSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)			125,000		125,000		447,344
AGA-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)				4,540,727
AGA-2025 | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				2 years
Vesting percentage				50.00%
AGA-2025 | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				3 years
Vesting percentage				25.00%
AGA-2025 | Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				4 years
Vesting percentage				25.00%
AGA-2025-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)		123,102		123,102
Vesting period				2 years
AGA-2025-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)		4,319,500		4,319,500
AGA-2025-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)	50,000			50,000